Investments in Companies Accounted for at Equity Method (Details) - Schedule of statement of financial position - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments in Companies Accounted for at Equity Method (Details) - Schedule of statement of financial position [Line Items]
Current assets	$ 47,065	$ 51,056
Noncurrent assets excluding goodwill	8,551	4,810
Current liabilities	(25,167)	(26,201)
Noncurrent liabilities	(6,299)	(8,414)
Total equity	24,150	21,251
Accumulated cost of share-based payment	(1,282)	(743)
Working capital	$ 22,868	$ 20,508
Company’s share in TSG	50.00%	50.00%
Working capital	$ 11,434	$ 10,254
Excess cost of intangible assets net of deferred tax	6,363	7,075
Goodwill	9,836	9,836
Company’s carrying amount of the investment in TSG	$ 27,633	$ 27,165